LEASES: Schedule of Other information related to leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Tables/Schedules
Schedule of Other information related to leases
	For the	For the
	Quarter ended	Year ended
	March 31, 2021	December 31, 2020
Weighted-average remaining lease term:
Operating leases	1.83 Years	2.08 Years

Discount rate:
Operating leases	11.00%	11.00%

Other information related to leases where we are the lessee is as follows:

For the
Year ended
December 31, 2020
Weighted-average remaining lease term:
Operating leases	2.08 Years

Discount rate:
Operating leases	11.00%